UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
AZL Balanced Index Strategy Fund	$1,000.00	$1,076.30	$0.46	0.09%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.35	$0.45	0.09%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	48.8%

Domestic Equity Funds	38.7

International Equity Fund	12.4

Total Investment Securities	99.9

Net other assets (liabilities)	0.1

Net Assets	100.0%

3

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (99.9%):

Domestic Equity Funds (38.7%):
1,338,103	AZL Mid Cap Index Fund, Class 2	$27,872,677
4,749,965	AZL S&P 500 Index Fund, Class 2	93,811,816
1,184,185	AZL Small Cap Stock Index Fund, Class 2	14,316,793

		136,001,286

Fixed Income Fund (48.8%):
17,727,485	AZL Enhanced Bond Index Fund	171,424,779

Shares		Value
Affiliated Investment Companies, continued

International Equity Fund (12.4%):
2,567,659	AZL International Index Fund, Class 2	$43,727,235

Total Affiliated Investment Companies (Cost $287,756,361)		351,153,300

Total Investment Securities (Cost $287,756,361) — 99.9%		351,153,300
Net other assets (liabilities) — 0.1%		293,022

Net Assets — 100.0%		$351,446,322

Percentages indicated are based on net assets as of June 30, 2023.

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in affiliates, at cost	$287,756,361

Investments in affiliates, at value	$351,153,300
Interest and dividends receivable	47
Receivable for capital shares issued	334,608
Receivable for affiliated investments sold	7,306
Prepaid expenses	1,453

Total Assets	351,496,714

Liabilities:
Cash overdraft	7,306
Payable for capital shares redeemed	2,541
Management fees payable	14,313
Administration fees payable	9,492
Custodian fees payable	1,825
Administrative and compliance services fees payable	670
Transfer agent fees payable	958
Trustee fees payable	4,383
Other accrued liabilities	8,904

Total Liabilities	50,392

Commitments and contingent liabilities^

Net Assets	$351,446,322

Net Assets Consist of:
Paid in capital	$265,556,507
Total distributable earnings	85,889,815

Net Assets	$351,446,322

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,737,993
Net Asset Value (offering and redemption price per share)	$14.81

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023.

(Unaudited)

Investment Income:
Dividends from non-affiliates	$803

Total Investment Income	803

Expenses:
Management fees	86,770
Administration fees	35,252
Custodian fees	4,640
Administrative and compliance services fees	2,920
Transfer agent fees	3,620
Trustee fees	10,776
Professional fees	9,350
Shareholder reports	5,767
Other expenses	3,470

Total expenses	162,565

Net Investment Income/(Loss)	(161,762)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	(293,957)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	26,031,353

Net realized and Change in net unrealized gains/losses on investments	25,737,396

Change in Net Assets Resulting From Operations	$25,575,634

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(161,762)	$5,062,254
Net realized gains/(losses) on investments	(293,957)	20,001,210
Change in unrealized appreciation/depreciation on investments	26,031,353	(90,623,801)

Change in net assets resulting from operations	25,575,634	(65,560,337)

Distributions to Shareholders:
Distributions	—	(33,007,068)

Change in net assets resulting from distributions to shareholders	—	(33,007,068)

Capital Transactions:
Proceeds from shares issued	5,363,386	5,020,134
Proceeds from dividends reinvested	—	33,007,068
Value of shares redeemed	(22,574,174)	(41,552,550)

Change in net assets resulting from capital transactions	(17,210,788)	(3,525,348)

Change in net assets	8,364,846	(102,092,753)
Net Assets:
Beginning of period	343,081,476	445,174,229

End of period	$351,446,322	$343,081,476

Share Transactions:
Shares issued	375,226	321,940
Dividends reinvested	—	2,474,293
Shares redeemed	(1,568,214)	(2,652,854)

Change in shares	(1,192,988)	143,379

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$13.76		$17.96	$17.48	$16.46	$14.89	$16.34

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.21 (a)	0.15 (a)	0.33 (a)	0.30 (a)	0.31
Net Realized and Unrealized Gains/ (Losses) on Investments	1.06		(2.97)	1.56	1.62	2.22	(0.99)

Total from Investment Activities	1.05		(2.76)	1.71	1.95	2.52	(0.68)

Distributions to Shareholders From:
Net Investment Income	—		(0.37)	(0.34)	(0.33)	(0.38)	(0.16)
Net Realized Gains	—		(1.07)	(0.89)	(0.60)	(0.57)	(0.61)

Total Dividends	—		(1.44)	(1.23)	(0.93)	(0.95)	(0.77)

Net Asset Value, End of Period	$14.81		$13.76	$17.96	$17.48	$16.46	$14.89

Total Return(b)	7.63	%(c)	(15.10)%	10.04%	12.24%	17.24%	(4.36)%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000’s)	$351,446		$343,081	$445,174	$417,253	$397,402	$386,189
Net Investment Income/(Loss)(d)	(0.09)%		1.35%	0.85%	2.01%	1.87%	1.82%
Expenses Before Reductions*(d)(e)	0.09%		0.09%	0.08%	0.09%	0.09%	0.08%
Expenses Net of Reductions*(d)	0.09%		0.09%	0.08%	0.09%	0.09%	0.08%
Portfolio Turnover Rate	2	%(c)	8%	13%	19%	5%	5%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)

The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower. (c) Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the

Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$171,530,181	$1,495,135	$(5,077,270)	$(944,562)	$4,421,295	$171,424,779	17,727,485	$—	$—

AZL International Index Fund, Class 2	43,179,803	124,668	(4,460,374)	866,669	4,016,469	43,727,235	2,567,659	—	—

AZL Mid Cap Index Fund, Class 2	26,036,905	1,350,267	(1,881,338)	153,553	2,213,290	27,872,677	1,338,103	—	—

AZL S&P 500 Index Fund, Class 2	88,495,341	1,160,846	(9,978,297)	(556,134)	14,690,060	93,811,816	4,749,965	—	—

AZL Small Cap Stock Index Fund, Class 2	13,969,790	550,041	(1,079,794)	186,517	690,239	14,316,793	1,184,185	—	—

	$343,212,020	$4,680,957	$(22,477,073)	$(293,957)	$26,031,353	$351,153,300	27,567,397	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

9

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●  Level 1 - quoted prices in active markets for identical assets

●  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$351,153,300	$—	$—	$351,153,300

Total Investment Securities	$351,153,300	$—	$—	$351,153,300

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Balanced Index Strategy Fund	$4,680,957	$22,477,073

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

10

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $309,928,719. The gross unrealized appreciation/ (depreciation) on a tax basis was as follows:

Unrealized appreciation	$52,340,807
Unrealized (depreciation)	(19,057,506)

Net unrealized appreciation/(depreciation)	$33,283,301

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Balanced Index Strategy Fund	$8,497,247	$24,509,821	$33,007,068

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Balanced Index Strategy Fund	$6,203,899	$20,826,981	$—	$33,283,301	$60,314,181

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

12

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL DFA Multi-Strategy Fund	$1,000.00	$1,069.30	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	49.0%

Fixed Income Fund	39.1

International Equity Fund	11.9

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

3

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (49.0%):
20,674,169	AZL DFA U.S. Core Equity Fund	$283,442,853
7,331,936	AZL DFA U.S. Small Cap Fund	73,246,039

		356,688,892

Fixed Income Fund (39.1%):
29,412,186	AZL Enhanced Bond Index Fund	284,415,840

†	Represents less than 0.05%.

Percentages indicated are based on net assets as of June 30, 2023.

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (11.9%):
8,494,806	AZL DFA International Core Equity Fund	$86,816,916

Total Affiliated Investment Companies (Cost $637,187,272)		727,921,648

Total Investment Securities (Cost $637,187,272) — 100.0%		727,921,648
Net other assets (liabilities) — 0.0%†		(295,661)

Net Assets — 100.0%		$727,625,987

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in affiliates, at cost	$637,187,272

Investments in affiliates, at value	$727,921,648
Receivable for affiliated investments sold	266,779
Prepaid expenses	3,139

Total Assets	728,191,566

Liabilities:
Cash overdraft	266,779
Payable for capital shares redeemed	226,925
Management fees payable	29,668
Administration fees payable	12,437
Custodian fees payable	2,990
Administrative and compliance services fees payable	1,211
Transfer agent fees payable	881
Trustee fees payable	8,066
Other accrued liabilities	16,622

Total Liabilities	565,579

Commitments and contingent liabilities^

Net Assets	$727,625,987

Net Assets Consist of:
Paid in capital	$608,616,059
Total distributable earnings	119,009,928

Net Assets	$727,625,987

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,133,557
Net Asset Value (offering and redemption price per share)	$12.96

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Dividends from affiliates	$2,321,902

Total Investment Income	2,321,902

Expenses:
Management fees	180,739
Administration fees	44,685
Custodian fees	7,924
Administrative and compliance services fees	5,646
Transfer agent fees	3,470
Trustee fees	20,740
Professional fees	18,017
Shareholder reports	10,603
Other expenses	7,065

Total expenses	298,889

Net Investment Income/(Loss)	2,023,013

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	(50,939,773)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	98,069,869

Net realized and Change in net unrealized gains/losses on investments	47,130,096

Change in Net Assets Resulting From Operations	$49,153,109

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,023,013	$17,025,463
Net realized gains/(losses) on investments	(50,939,773)	62,057,323
Change in unrealized appreciation/depreciation on investments	98,069,869	(183,469,466)

Change in net assets resulting from operations	49,153,109	(104,386,680)

Distributions to Shareholders:
Distributions	—	(82,510,932)

Change in net assets resulting from distributions to shareholders	—	(82,510,932)

Capital Transactions:
Proceeds from shares issued	351,363	589,750
Proceeds from dividends reinvested	—	82,510,932
Value of shares redeemed	(45,192,256)	(110,533,399)

Change in net assets resulting from capital transactions	(44,840,893)	(27,432,717)

Change in net assets	4,312,216	(214,330,329)
Net Assets:
Beginning of period	723,313,771	937,644,100

End of period	$727,625,987	$723,313,771

Share Transactions:
Shares issued	27,777	45,986
Dividends reinvested	—	7,022,207
Shares redeemed	(3,593,034)	(8,112,112)

Change in shares	(3,565,257)	(1,043,919)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.12		$15.44	$14.52	$14.36	$12.99	$14.19

Investment Activities:
Net Investment Income/(Loss)	0.03	(a)	0.29 (a)	0.08 (a)	0.22 (a)	0.38 (a)	0.15
Net Realized and Unrealized Gains/(Losses) on Investments	0.81		(2.10)	1.89	1.20	1.73	(0.97)

Total from Investment Activities	0.84		(1.81)	1.97	1.42	2.11	(0.82)

Distributions to Shareholders From:
Net Investment Income	—		(0.16)	(0.25)	(0.45)	(0.16)	(0.17)
Net Realized Gains	—		(1.35)	(0.80)	(0.81)	(0.58)	(0.21)

Total Dividends	—		(1.51)	(1.05)	(1.26)	(0.74)	(0.38)

Net Asset Value, End of Period	$12.96		$12.12	$15.44	$14.52	$14.36	$12.99

Total Return(b)	6.93	%(c)	(11.41)%	13.81%	10.64%	16.57%	(5.91)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$727,626		$723,314	$937,644	$940,773	$983,277	$972,134
Net Investment Income/(Loss)(d)	0.56%		2.14%	0.50%	1.60%	2.74%	0.84%
Expenses Before Reductions*(d)(e)	0.08%		0.08%	0.07%	0.08%	0.07%	0.07%
Expenses Net of Reductions*(d)	0.08%		0.08%	0.07%	0.08%	0.07%	0.07%
Portfolio Turnover Rate	47	%(c)	10%	6%	18%	6%	7%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

8

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL DFA Multi-Strategy Fund	0.05%	0.20%

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$288,877,815	$2,493,453	$(290,348,855)	$(48,462,076)	$47,439,663	$—	—	$2,321,899	$—
AZL DFA International Core Equity Fund	87,434,596	—	(8,374,228)	89,581	7,666,967	86,816,916	8,494,806	—	—
AZL DFA U.S. Core Equity Fund	274,198,533	—	(21,970,688)	(2,544,212)	33,759,220	283,442,853	20,674,169	$—	—
AZL DFA U.S. Small Cap Fund	73,002,157	14,891	(3,997,083)	(271,995)	4,498,069	73,246,039	7,331,936	—	—
AZL Enhanced Bond Index Fund	—	289,084,550	(9,623,589)	248,929	4,705,950	284,415,840	29,412,186	—	—

	$723,513,101	$291,592,894	$(334,314,443)	$(50,939,773)	$98,069,869	$727,921,648	65,913,097	$2,321,899	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

9

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the rust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$727,921,648	$—	$—	$727,921,648

Total Investment Securities	$727,921,648	$—	$—	$727,921,648

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Multi-Strategy Fund	$291,592,894	$334,314,443

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

10

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $736,441,218. The gross unrealized appreciation/ (depreciation) on a tax basis was as follows:

Unrealized appreciation	$34,511,546
Unrealized (depreciation)	(47,439,663)

Net unrealized appreciation/(depreciation)	$(12,928,117)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Multi-Strategy Fund	$8,932,252	$73,578,680	$82,510,932

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Multi-Strategy Fund	$19,998,939	$62,785,997	$—	$(12,928,117)	$69,856,819

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

11

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

12

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

13

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 14

Statement Regarding the Trust’s Liquidity Risk Management Program Page 15

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,074.20	$0.77	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.05	$0.75	0.15%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Fixed Income Fund	46.8%

Domestic Equity Funds	35.8

International Equity Fund	12.5

Total Investment Securities	95.1

Net other assets (liabilities)	4.9

Net Assets	100.0%

3

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (35.8%):
3,055,546	AZL Mid Cap Index Fund, Class 2	$63,647,021
9,947,934	AZL S&P 500 Index Fund, Class 2	196,471,696
2,847,725	AZL Small Cap Stock Index Fund, Class 2	34,428,996

		294,547,713

Fixed Income Fund (46.8%):
39,783,047	AZL Enhanced Bond Index Fund	384,702,068

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (12.5%):
6,035,471	AZL International Index Fund, Class 2	$102,784,063

Total Affiliated Investment Companies (Cost $737,784,142)		782,033,844

Total Investment Securities
(Cost $737,784,142) — 95.1%		782,033,844
Net other assets (liabilities) — 4.9%		40,501,835

Net Assets — 100.0%		$822,535,679

Percentages indicated are based on net assets as of June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	91	$20,421,538	$633,906

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	181	20,320,078	(199,270)

				$434,636

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in affiliates, at cost	$737,784,142

Investments in affiliates, at value	$782,033,844
Deposit at broker for futures contracts collateral	41,108,184
Interest and dividends receivable	147,345
Receivable for affiliated investments sold	1,200,285
Prepaid expenses	3,625

Total Assets	824,493,283

Liabilities:
Cash overdraft	1,199,968
Payable for capital shares redeemed	633,888
Payable for variation margin on futures contracts	1,344
Management fees payable	67,416
Administration fees payable	12,991
Custodian fees payable	4,586
Administrative and compliance services fees payable	1,454
Transfer agent fees payable	1,445
Trustee fees payable	12,811
Other accrued liabilities	21,701

Total Liabilities	1,957,604

Commitments and contingent liabilities^

Net Assets	$822,535,679

Net Assets Consist of:
Paid in capital	$776,561,289
Total distributable earnings	45,974,390

Net Assets	$822,535,679

Shares of beneficial interest (unlimited number of shares authorized, no par value)	69,316,834
Net Asset Value (offering and redemption price per share)	$11.87

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$624,848
Dividends from non-affiliates	44,465

Total Investment Income	669,313

Expenses:
Management fees	297,685
Administration fees	55,578
Custodian fees	12,698
Administrative and compliance services fees	7,063
Transfer agent fees	5,776
Trustee fees	21,611
Professional fees	21,099
Shareholder reports	15,102
Other expenses	6,978

Total expenses	443,590

Net Investment Income/(Loss)	225,723

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	9,483,169
Net realized gains/(losses) on futures contracts	1,626,936
Change in net unrealized appreciation/depreciation on affiliated underlying funds	37,439,776
Change in net unrealized appreciation/depreciation on futures contracts	490,544

Net realized and Change in net unrealized gains/losses on investments	49,040,425

Change in Net Assets Resulting From Operations	$49,266,148

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$225,723	$3,500,862
Net realized gains/(losses) on investments	11,110,105	12,359,295
Change in unrealized appreciation/depreciation on investments	37,930,320	(62,650,179)

Change in net assets resulting from operations	49,266,148	(46,790,022)

Distributions to Shareholders:
Distributions	—	(23,582,834)

Change in net assets resulting from distributions to shareholders	—	(23,582,834)

Capital Transactions:
Proceeds from shares issued	3,461,155	4,208,329
Proceeds from shares issued in merger	579,651,043	—
Proceeds from dividends reinvested	—	23,582,834
Value of shares redeemed	(50,096,423)	(41,882,168)

Change in net assets resulting from capital transactions	533,015,775	(14,091,005)

Change in net assets	582,281,923	(84,463,861)
Net Assets:
Beginning of period	240,253,756	324,717,617

End of period	$822,535,679	$240,253,756

Share Transactions:
Shares issued	300,824	334,406
Shares issued in merger	51,611,164	—
Dividends reinvested	—	2,197,841
Shares redeemed	(4,329,952)	(3,382,738)

Change in shares	47,582,036	(850,491)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

Financial Highlights

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$11.05		$14.38	$14.04	$13.90	$12.37	$13.38

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	0.16 (a)	0.11 (a)	0.24 (a)	0.25 (a)	0.24
Net Realized and Unrealized Gains/ (Losses) on Investments	0.82		(2.34)	1.26	0.54	1.82	(0.82)

Total from Investment Activities	0.82		(2.18)	1.37	0.78	2.07	(0.58)

Distributions to Shareholders From:
Net Investment Income	—		(0.28)	(0.26)	(0.27)	(0.29)	(0.11)
Net Realized Gains	—		(0.87)	(0.77)	(0.37)	(0.25)	(0.32)

Total Dividends	—		(1.15)	(1.03)	(0.64)	(0.54)	(0.43)

Net Asset Value, End of Period	$11.87		$11.05	$14.38	$14.04	$13.90	$12.37

Total Return(c)	7.42	%(d)	(14.87)%	10.02%	5.98%	16.92%	(4.44)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$822,536		$240,254	$324,718	$320,488	$331,516	$301,934
Net Investment Income/(Loss)(e)	0.08%		1.30%	0.74%	1.82%	1.84%	1.79%
Expenses Before Reductions*(e)(f)	0.15%		0.14%	0.13%	0.14%	0.14%	0.13%
Expenses Net of Reductions*(e)	0.15%		0.14%	0.13%	0.14%	0.14%	0.13%
Portfolio Turnover Rate	9	%(d)	7%	10%	13%	9%	7%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $31.3 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$633,906	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	199,270

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$1,742,832	$633,787

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	(115,896)	(143,243)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost*	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL Enhanced Bond Index Fund	$114,593,573	$229,313,352	$(5,718,979)	$(973,406)	$2,801,490	$384,702,068	39,783,047	$—	$—
AZL International Index Fund, Class 2	30,081,134	23,650,562	(8,633,987)	1,422,844	7,063,349	102,784,063	6,035,471	—	—
AZL Mid Cap Index Fund, Class 2	18,126,803	30,482,167	(4,278,443)	299,840	5,042,062	63,647,021	3,055,546	—	—
AZL S&P 500 Index Fund, Class 2	56,215,335	137,331,590	(26,385,841)	8,722,364	20,588,248	196,471,696	9,947,934	—	—
AZL Small Cap Stock Index Fund, Class 2	9,583,863	15,196,443	(725,313)	11,527	1,944,627	34,428,996	2,847,725	—	—

	$228,600,708	$435,974,114	$(45,742,563)	$9,483,169	$37,439,776	$782,033,844	61,669,723	$—	$—

* Excluding fund merger transactions.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$782,033,844	$—	$—	$782,033,844

Total Investment Securities	782,033,844	—	—	782,033,844

Other Financial Instruments:*
Futures Contracts	434,636	—	—	434,636

Total Investments	$782,468,480	$—	$—	$782,468,480

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Balanced Index Strategy Fund	$435,974,114	$45,742,563

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.

11

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $226,021,731. The gross unrealized appreciation/ (depreciation) on a tax basis was as follows:

Unrealized appreciation	$18,868,022
Unrealized (depreciation)	(16,289,045)

Net unrealized appreciation/(depreciation)	$2,578,977

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Balanced Index Strategy Fund	$12,671,482	$10,911,352	$23,582,834

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Balanced Index Strategy Fund	$4,448,788	$7,647,345	$—	$2,578,977	$14,675,110

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Acquisition of Funds

Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Balanced Fund (“MVP Fusion Balanced Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 51,611,164 shares of the MVP Fusion Balanced Fund outstanding as of close of business March 10, 2023, valued at $579,651,043 for 67,346,809 shares of the Fund.

At the close of business March 10, 2023, the MVP Fusion Balanced Fund’s investment holdings had a fair value of $553,582,576 and identified cost of $550,296,722. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the MVP Fusion Balanced Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the MVP Fusion Balanced Fund as compared to those of the Fund.

Assuming the acquisition had been completed on January 1, 2023, the beginning of the semi-annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:

Net investment income/(loss)	$ 4,038,306
Net realized/unrealized gains/(losses)	56,941,543

Change in net assets resulting from operations	$60,979,849

12

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MVP Fusion Balanced Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the MVP Fusion Balanced Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2023.

11. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

14

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,073.30	$0.77	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.05	$0.75	0.15%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	46.3%

Fixed Income Fund	36.9

International Equity Fund	11.8

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023

Shares		Value

Affiliated Investment Companies (95.0%):

Domestic Equity Funds (46.3%):
37,368,373	AZL DFA U.S. Core Equity Fund	$512,320,400
15,046,024	AZL DFA U.S. Small Cap Fund	150,309,783

		662,630,183

Fixed Income Fund (36.9%):
54,675,235	AZL Enhanced Bond Index Fund	528,709,524

Shares	Value

Affiliated Investment Companies, continued

International Equity Fund (11.8%):
16,609,218 AZL DFA International Core Equity Fund	$169,746,204

Total Affiliated Investment Companies (Cost $1,290,841,159)	1,361,085,911

Total Investment Securities (Cost $1,290,841,159) — 95.0%	1,361,085,911
Net other assets (liabilities) — 5.0%	70,914,860

Net Assets — 100.0%	$1,432,000,771

Percentages indicated are based on net assets as of June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	190	$42,638,375	$1,323,540

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	252	28,290,938	(277,895)

				$1,045,645

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,290,841,159

Investments in affiliates, at value	$1,361,085,911
Deposit at broker for futures contracts collateral	71,335,696
Interest and dividends receivable	92,273
Receivable for affiliated investments sold	321,393
Prepaid expenses	6,270

Total Assets	1,432,841,543

Liabilities:
Cash overdraft	155,407
Payable for capital shares redeemed	278,836
Payable for variation margin on futures contracts	5,111
Management fees payable	145,145
Administration fees payable	51,881
Custodian fees payable	20,264
Administrative and compliance services fees payable	7,566
Transfer agent fees payable	4,339
Trustee fees payable	70,168
Other accrued liabilities	102,055

Total Liabilities	840,772

Commitments and contingent liabilities^

Net Assets	$1,432,000,771

Net Assets Consist of:
Paid in capital	$1,357,158,300
Total distributable earnings	74,842,471

Net Assets	$1,432,000,771

Shares of beneficial interest (unlimited number of shares authorized, no par value)	135,803,163
Net Asset Value (offering and redemption price per share)	$10.54

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$761,994
Dividends from non-affiliates	272,181
Dividends from affiliates	242,020

Total Investment Income	1,276,195

Expenses:
Management fees	894,713
Administration fees	131,719
Custodian fees	36,208
Administrative and compliance services fees	22,854
Transfer agent fees	11,168
Trustee fees	65,686
Professional fees	66,610
Shareholder reports	38,387
Other expenses	16,997

Total expenses before reductions	1,284,342
Less Management fees contractually waived	(447,348)
Less expense contractually waived/reimbursed by the Manager	(165,946)

Net expenses	671,048

Net Investment Income/(Loss)	605,147

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	1,558,906
Net realized gains/(losses) on futures contracts	4,139,192
Change in net unrealized appreciation/depreciation on affiliated underlying funds	70,740,458
Change in net unrealized appreciation/depreciation on futures contracts	1,058,744

Net realized and Change in net unrealized gains/losses on investments	77,497,300

Change in Net Assets Resulting From Operations	$78,102,447

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$605,147	$1,800,423
Net realized gains/(losses) on investments	5,698,098	5,029,133
Change in unrealized appreciation/depreciation on investments	71,799,202	(18,359,440)

Change in net assets resulting from operations	78,102,447	(11,529,884)

Distributions to Shareholders:
Distributions	—	(7,022,119)

Change in net assets resulting from distributions to shareholders	—	(7,022,119)

Capital Transactions:
Proceeds from shares issued	5,312,523	1,880,038
Proceeds from shares issued in merger	1,340,915,610	—
Proceeds from dividends reinvested	—	7,022,118
Value of shares redeemed	(70,752,407)	(11,906,090)

Change in net assets resulting from capital transactions	1,275,475,726	(3,003,934)

Change in net assets	1,353,578,173	(21,555,937)
Net Assets:
Beginning of period	78,422,598	99,978,535

End of period	$1,432,000,771	$78,422,598

Share Transactions:
Shares issued	528,572	168,171
Shares issued in merger	134,212,030	—
Dividends reinvested	—	734,531
Shares redeemed	(6,922,479)	(1,108,743)

Change in shares	127,818,123	(206,041)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$12.21	$11.58	$12.03	$10.65	$11.60

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.23 (a)	0.05 (a)	0.16 (a)	0.31 (a)	0.08
Net Realized and Unrealized Gains/ (Losses) on Investments	0.71		(1.69)	1.51	0.22	1.36	(0.79)

Total from Investment Activities	0.72		(1.46)	1.56	0.38	1.67	(0.71)

Distributions to Shareholders From:
Net Investment Income	—		(0.11)	(0.17)	(0.34)	(0.11)	(0.08)
Net Realized Gains	—		(0.82)	(0.76)	(0.49)	(0.18)	(0.16)

Total Dividends	—		(0.93)	(0.93)	(0.83)	(0.29)	(0.24)

Net Asset Value, End of Period	$10.54		$9.82	$12.21	$11.58	$12.03	$10.65

Total Return(b)	7.33	%(c)	(11.76)%	13.74%	3.77%	15.81%	(6.22)%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000’s)	$1,432,001		$78,423	$99,979	$90,668	$95,959	$86,601
Net Investment Income/ (Loss)(d)	0.13%		2.10%	0.42%	1.44%	2.71%	0.91%
Expenses Before Reductions*(d)(e)	0.28%		0.30%	0.29%	0.30%	0.29%	0.29%
Expenses Net of Reductions*(d)	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	11	%(c)	11%	13%	18%	10%	16%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi- Strategy Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $48.4 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$1,323,540	Payable for variation margin on futures contracts*	$—

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	277,895

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$4,242,538	$1,323,496

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	(103,346)	(264,752)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MVP DFA Multi-Strategy Fund	0.20%	0.15%

* The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2024.

9

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2023, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2023	Expires 12/31/2024	Expires 12/31/2025	Expires 12/31/2026	Total

AZL MVP DFA Multi-Strategy Fund	$22,355	$34,818	$43,285	$165,946	$266,404

The Fund has not recorded a commitment or contingent liability at June 30, 2023.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost*	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds

AZL DFA Five-Year Global Fixed Income Fund	$30,138,829	$242,020	$(30,274,424)	$(4,776,906)	$4,670,481	$—	—	$242,020	$—

AZL DFA International Core Equity Fund	9,663,475	95,447,710	(11,474,616)	963,804	7,895,236	169,746,204	16,609,218	—	—

AZL DFA U.S. Core Equity Fund	27,380,862	409,759,777	(39,204,803)	5,495,881	49,832,814	512,320,400	37,368,373	—	—

AZL DFA U.S. Small Cap Fund	7,927,626	112,308,908	(1,071,651)	(181,444)	8,663,139	150,309,783	15,046,024	—	—

AZL Enhanced Bond Index Fund	—	450,677,265	(8,066,223)	57,571	(321,212)	528,709,524	54,675,235	—	—

	$75,110,792	$1,068,435,680	$(90,091,717)	$1,558,906	$70,740,458	$1,361,085,911	123,698,850	$242,020	$—

* Excluding fund merger transactions.

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

10

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,361,085,911	$—	$—	$1,361,085,911

Total Investment Securities	1,361,085,911	—	—	1,361,085,911

Other Financial Instruments:*
Futures Contracts	1,045,645	—	—	1,045,645

Total Investments	$1,362,131,556	$—	$—	$1,362,131,556

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP DFA Multi-Strategy Fund	$1,068,435,680	$90,091,717

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

11

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $76,781,122. The gross unrealized appreciation/ (depreciation) on a tax basis was as follows:

Unrealized appreciation	$3,000,151
Unrealized (depreciation)	(4,670,481)

Net unrealized appreciation/(depreciation)	$(1,670,330)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund	$3,205,864	$3,816,255	$7,022,119

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/(Deficit)
AZL MVP DFA Multi-Strategy Fund	$2,117,573	$797,743	$—	$(1,670,330)	$1,244,986

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund. As of June 30, 2023, the Fund had a controlling interest (in excess of 50%) in the AZL DFA U.S. Core Equity Fund, AZL DFA U.S. Small Cap Fund and the AZL DFA International Core Equity Fund, which are affiliated with the Manager.

10. Acquisition of Funds

Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Moderate Fund (“MVP Fusion Moderate Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 134,212,030 shares of the MVP Fusion Moderate Fund outstanding as of close of business March 10, 2023, valued at $1,340,915,610 for 157,277,879 shares of the Fund.

12

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

At the close of business March 10, 2023, the MVP Fusion Moderate Fund’s investment holdings had a fair value of $1,281,321,873 and identified cost of $1,287,826,325. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the MVP Fusion Moderate Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the MVP Fusion Moderate Fund as compared to those of the Fund.

Assuming the acquisition had been completed on January 1, 2023, the beginning of the semi-annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:

Net investment income/(loss)	$ 8,812,303
Net realized/unrealized gains/(losses)	102,247,540

Change in net assets resulting from operations	$111,059,843

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MVP Fusion Moderate Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the MVP Fusion Moderate Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2023.

11. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

14

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® MVP Fidelity Institutional Asset Management

Multi-Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments
Page 4

Statement of Assets and Liabilities
Page 5

Statement of Operations
Page 5

Statements of Changes in Net Assets
Page 6

Financial Highlights
Page 7

Notes to the Financial Statements
Page 8

Other Information
Page 14

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP FIAM Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,074.30	$0.77	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23
AZL MVP FIAM Multi-Strategy Fund	$1,000.00	$1,024.05	$0.75	0.15%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Balanced Funds	95.1%

Total Investment Securities	95.1
Net other assets (liabilities)	4.9

Net Assets	100.0%

3

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Affiliated Investment Company (95.1%):
Balanced Funds (95.1%):
24,839,564	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$331,608,180

Total Affiliated Investment Company (Cost $307,267,522)		331,608,180

Total Investment Securities (Cost $307,267,522) — 95.1%		331,608,180
Net other assets (liabilities) — 4.9%		17,267,495

Net Assets — 100.0%		$348,875,675

Percentages indicated are based on net assets as of June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	31	$6,956,788	$215,946
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	92	10,328,438	(102,442)

				$113,504

See accompanying notes to the financial statements.

4

AZL MVP FIAM Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in affiliates, at cost	$307,267,522

Investments in affiliates, at value	$331,608,180
Deposit at broker for futures contracts collateral	17,408,612
Interest and dividends receivable	62,351
Receivable for affiliated investments sold	30,186
Prepaid expenses	1,586

Total Assets	349,110,915

Liabilities:
Cash overdraft	30,185
Payable for capital shares redeemed	143,975
Management fees payable	28,079
Administration fees payable	10,582
Custodian fees payable	2,879
Administrative and compliance services fees payable	748
Transfer agent fees payable	1,709
Trustee fees payable	6,028
Other accrued liabilities	11,055

Total Liabilities	235,240

Commitments and contingent liabilities^

Net Assets	$348,875,675

Net Assets Consist of:
Paid in capital	$330,631,471
Total distributable earnings	18,244,204

Net Assets	$348,875,675

Shares of beneficial interest (unlimited number of shares authorized, no par value)	29,440,245

Net Asset Value (offering and redemption price per share)	$11.85

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$249,966
Dividends from non-affiliates	57,183

Total Investment Income	307,149

Expenses:
Management fees	141,826
Administration fees	42,708
Custodian fees	6,603
Administrative and compliance services fees	2,990
Transfer agent fees	5,662
Trustee fees	9,767
Professional fees	9,144
Shareholder reports	7,312
Other expenses	3,202

Total expenses before reductions	229,214
Less expense contractually waived/reimbursed by the Manager	(16,478)

Net expenses	212,736

Net Investment Income/(Loss)	94,413

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	166,676
Net realized gains/(losses) on futures contracts	582,136
Change in net unrealized appreciation/depreciation on affiliated underlying funds	22,356,258
Change in net unrealized appreciation/depreciation on futures contracts	69,523

Net realized and Change in net unrealized gains/losses on investments	23,174,593

Change in Net Assets Resulting From Operations	$23,269,006

See accompanying notes to the financial statements.

5

AZL MVP FIAM Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$94,413	$1,647,186
Net realized gains/(losses) on investments	748,812	13,644,830
Change in unrealized appreciation/depreciation on investments	22,425,781	(47,701,574)

Change in net assets resulting from operations	23,269,006	(32,409,558)

Distributions to Shareholders:
Distributions	—	(10,283,765)

Change in net assets resulting from distributions to shareholders	—	(10,283,765)

Capital Transactions:
Proceeds from shares issued	8,606,289	1,666,236
Proceeds from shares issued in merger	165,908,114	—
Proceeds from dividends reinvested	—	10,283,765
Value of shares redeemed	(31,290,339)	(30,662,612)

Change in net assets resulting from capital transactions	143,224,064	(18,712,611)

Change in net assets	166,493,070	(61,405,934)
Net Assets:
Beginning of period	182,382,605	243,788,539

End of period	$348,875,675	$182,382,605

Share Transactions:
Shares issued	754,001	138,834
Shares issued in merger	14,877,903	—
Dividends reinvested	—	946,940
Shares redeemed	(2,729,518)	(2,537,378)

Change in shares	12,902,386	(1,451,604)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL MVP FIAM Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$11.03		$13.55	$13.00	$12.47	$11.17	$11.81

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	0.10 (a)	0.05 (a)	0.27 (a)	0.27 (a)	0.28
Net Realized and Unrealized Gains/ (Losses) on Investments	0.82		(1.98)	1.36	0.61	1.52	(0.52)

Total from Investment Activities	0.82		(1.88)	1.41	0.88	1.79	(0.24)

Distributions to Shareholders From:
Net Investment Income	—		(0.09)	(0.36)	(0.35)	(0.49)	(0.40)
Net Realized Gains	—		(0.55)	(0.50)	—	—	—

Total Dividends	—		(0.64)	(0.86)	(0.35)	(0.49)	(0.40)

Net Asset Value, End of Period	$11.85		$11.03	$13.55	$13.00	$12.47	$11.17

Total Return(c)	7.43	%(d)	(13.81)%	11.07%	7.16%	16.25%	(2.14)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$348,875		$182,383	$243,789	$254,918	$265,363	$245,936
Net Investment Income/(Loss)(e)	0.07%		0.81%	0.35%	2.19%	2.24%	2.12%
Expenses Before Reductions*(e)(f)	0.16%		0.15%	0.14%	0.15%	0.14%	0.14%
Expenses Net of Reductions*(e)	0.15%		0.15%	0.14%	0.15%	0.14%	0.14%
Portfolio Turnover Rate	11	%(d)	8%	3%	6%	7%	7%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

7

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-Strategy Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

8

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $13.8 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$215,946	Payable for variation margin on futures contracts*	$—
Interest Rate Risk
Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	102,442

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$651,285	$120,317
Interest Rate Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	(69,149)	(50,794)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP FIAM Multi-Strategy Fund	0.10%	0.15%

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

9

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

At June 30, 2023, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2025	Expires 12/31/2026	Total
AZL MVP FIAM Multi-Strategy Fund	$7,061	$16,478	$23,539

The Fund has not recorded a commitment or contingent liability at June 30, 2023.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$173,726,137	$162,368,797	$(27,009,688)	$166,676	$22,356,258	$331,608,180	24,839,564	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$331,608,180	$—	$—	$331,608,180

Total Investment Securities	331,608,180	—	—	331,608,180

Other Financial Instruments:*
Futures Contracts	113,504	—	—	113,504

Total Investments	$331,721,684	$—	$—	$331,721,684

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP FIAM Multi-Strategy Fund	$162,368,797	$27,009,688

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.

11

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $175,314,634. The gross unrealized appreciation/ (depreciation) on a tax basis was as follows:

Unrealized appreciation	$–

Unrealized (depreciation)	(1,588,497)

Net unrealized appreciation/(depreciation)	$(1,588,497)

As of the end of its tax year ended December 31, 2022, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total

AZL MVP FIAM Multi-Strategy Fund	$4,411,253	$–	$4,411,253

(a)  Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP FIAM Multi-Strategy Fund	$7,184,253	$3,099,512	$10,283,765

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/(Deficit)

AZL MVP FIAM Multi-Strategy Fund	$4,941,176	$—	$(4,411,253)	$(1,588,497)	$(1,058,574)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Acquisition of Funds

Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MVP Fusion Conservative Fund (“MVP Fusion Conservative Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 14,877,903 shares of the MVP Fusion Conservative Fund outstanding as of close of business March 10, 2023, valued at $165,908,114 for 17,761,854 shares of the Fund.

12

AZL MVP FIAM Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

At the close of business March 10, 2023, the MVP Fusion Conservative Fund’s investment holdings had a fair value of $157,511,590 and identified cost of $157,511,590. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the MVP Fusion Conservative Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the MVP Fusion Conservative Fund as compared to those of the Fund.

Assuming the acquisition had been completed on January 1, 2023, the beginning of the semi-annual reporting period of the Fund, the Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:

Net investment income/(loss)	$ 1,304,269

Net realized/unrealized gains/(losses)	24,720,371

Change in net assets resulting from operations	$26,024,640

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MVP Fusion Conservative Fund that have been included in the Fund’s Statement of Operations subsequent to March 10, 2023. The Fund did not purchase or sell securities following the acquisition for purposes of realigning its investment portfolio. Accordingly, the acquisition of the MVP Fusion Conservative Fund did not affect the Fund’s portfolio turnover ratio for the period ended June 30, 2023.

11. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

13

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

14

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

15

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.

These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® MVP Global Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Global Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$1,082.60	$0.72	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP Global Balanced Index Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

International Equity Fund	48.3%

Fixed Income Fund	46.8

Private Placements	0.1%

Common Stocks	—†

Corporate Bonds	—†

Convertible Bond	—†

Total Investment Securities	95.2

Net other assets (liabilities)	4.8

Net Assets	100.0%

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	95.2%

Australia	—†

India	—†

Total Investment Securities	95.2

Net other assets (liabilities)	4.8

Net Assets	100.0%

†	Represents less than 0.05%.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks (0.0%†):
Materials (0.0%†):
145,123	Grand Rounds, Inc., Series C(a)(b)	$172,696

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.(a)(b)	3

	Total Common Stocks (Cost $653,277)	172,699

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	14,422
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	292,138

		306,560

	Total Private Placements (Cost $485,378)	306,560

Principal Amount
Convertible Bond (0.0%†):
Food Products (0.0%†):
$400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Principal Amount		Value
Corporate Bonds (0.0%†):
Paper & Forest Products (0.0%†):
$52,331	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 8/7/23 @ 103.38(a)(b)	$47,459
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 8/7/23 @ 98(a)(b)	—

Total Corporate Bonds (Cost $783,003)		47,459

Shares

Affiliated Investment Companies (95.1%):
Fixed Income Fund (46.8%):
25,178,048	AZL Enhanced Bond Index Fund	243,471,727

International Equity Fund (48.3%):
17,465,456	AZL MSCI Global Equity Index Fund, Class 2	251,153,263

Total Affiliated Investment Companies (Cost $472,903,905)		494,624,990

Total Investment Securities (Cost $474,825,563) — 95.2%		495,151,708
Net other assets (liabilities) — 4.8%		25,095,050

Net Assets — 100.0%		$520,246,758

Percentages indicated are based on net assets as of June 30, 2023.

†	Represents less than 0.05%.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b)	Security was valued using significant unobservable inputs as of June 30, 2023.
(c)	Defaulted bond.

Amounts shown as “—” are either $0 or round to less than $1.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	56	$12,567,100	$390,096
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	111	12,461,484	(123,115)

				$266,981

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,921,658
Investments in affiliates, at cost	472,903,905

Investments in affiliates, at value	$494,624,990
Investments in non-affiliates, at value	526,718
Deposit at broker for futures contracts collateral	25,213,788
Interest and dividends receivable	90,412
Receivable for investments sold	228,594
Reclaims receivable	36,650
Prepaid expenses	2,274

Total Assets	520,723,426

Liabilities:
Cash overdraft	228,594
Payable for capital shares redeemed	168,710
Management fees payable	42,565
Administration fees payable	11,227
Custodian fees payable	3,314
Administrative and compliance services fees payable	934
Transfer agent fees payable	926
Trustee fees payable	6,150
Other accrued liabilities	14,248

Total Liabilities	476,668

Commitments and contingent liabilities^

Net Assets	$520,246,758

Net Assets Consist of:
Paid in capital	$525,693,470
Total distributable earnings	(5,446,712)

Net Assets	$520,246,758

Shares of beneficial interest (unlimited number of shares authorized, no par value)	50,928,157
Net Asset Value (offering and redemption price per share)	$10.22

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$489,794
Dividends from non-affiliates	19,006
Foreign withholding tax	(19,103)

Total Investment Income	489,697

Expenses:
Management fees	259,885
Administration fees	38,631
Custodian fees	8,084
Administrative and compliance services fees	3,971
Transfer agent fees	3,357
Trustee fees	14,649
Professional fees	12,700
Shareholder reports	9,538
Other expenses	5,106

Total expenses	355,921

Net Investment Income/(Loss)	133,776

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	757
Net realized gains/(losses) on affiliated underlying funds	(1,311,187)
Net realized gains/(losses) on futures contracts	653,056
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(163,104)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	41,518,956
Change in net unrealized appreciation/depreciation on futures contracts	380,902

Net realized and Change in net unrealized gains/losses on investments	41,079,380

Change in Net Assets Resulting From Operations	$41,213,156

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$133,776	$6,772,321
Net realized gains/(losses) on investments	(657,374)	10,654,479
Change in unrealized appreciation/depreciation on investments	41,736,754	(125,554,284)

Change in net assets resulting from operations	41,213,156	(108,127,484)

Distributions to Shareholders:
Distributions	—	(44,561,908)

Change in net assets resulting from distributions to shareholders	—	(44,561,908)

Capital Transactions:
Proceeds from shares issued	379,967	1,117,253
Proceeds from dividends reinvested	—	44,561,908
Value of shares redeemed	(39,225,276)	(66,319,575)

Change in net assets resulting from capital transactions	(38,845,309)	(20,640,414)

Change in net assets	2,367,847	(173,329,806)
Net Assets:
Beginning of period	517,878,911	691,208,717

End of period	$520,246,758	$517,878,911

Share Transactions:
Shares issued	38,498	103,568
Dividends reinvested	—	4,838,426
Shares redeemed	(3,960,986)	(6,242,472)

Change in shares	(3,922,488)	(1,300,478)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019†		Year Ended December 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$9.44		$12.31	$12.31	$12.99	$11.62		$12.59

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	0.12 (a)	0.08 (a)	0.19 (a)	0.18	(a)	0.18
Net Realized and Unrealized Gains/(Losses) on Investments	0.78		(2.12)	0.89	0.73	1.68		(0.90)

Total from Investment Activities	0.78		(2.00)	0.97	0.92	1.86		(0.72)

Distributions to Shareholders From:
Net Investment Income	—		(0.32)	(0.20)	(1.22)	(0.23)		(0.18)
Net Realized Gains	—		(0.55)	(0.77)	(0.38)	(0.26)		(0.07)

Total Dividends	—		(0.87)	(0.97)	(1.60)	(0.49)		(0.25)

Net Asset Value, End of Period	$10.22		$9.44	$12.31	$12.31	$12.99		$11.62

Total Return(c)	8.26	%(d)	(16.09)%	8.05%	7.81%	16.20%		(5.77)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$520,247		$517,879	$691,209	$716,925	$763,705		$735,489
Net Investment Income/(Loss)(e)	0.05%		1.18%	0.61%	1.49%	1.40%		1.43%
Expenses Before Reductions*(e)(f)	0.14%		0.13%	0.13%	0.13%	0.66%		0.69%
Expenses Net of Reductions*(e)	0.14%		0.13%	0.13%	0.13%	0.66%		0.69%
Portfolio Turnover Rate	6	%(d)	5%	5%	9%	103	%(g)	39%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
†

The amounts shown, where applicable, are consolidated through December 6, 2019. (Prior to December 6, 2019, the Fund primarily invested in shares of a wholly-owned and controlled subsidiary of the Fund.)

(a)	Calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover increased significantly during the year due to a change in investment strategy of the Fund.

See accompanying notes to the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global Balanced Index Strategy Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $24.1 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$390,096	Payable for variation margin on futures contracts*	$—
Interest Rate Risk
Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	123,115

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$793,254	$389,276
Interest Rate Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	(140,198)	(8,374)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Global Balanced Index Strategy Fund	0.10%	0.15%

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$246,907,613	$—	$(8,442,862)	$(1,268,194)	$6,275,170	$243,471,727	25,178,049	$—	$—
AZL MSCI Global Equity Index Fund, Class 2	220,830,950	23,981,062	(26,425,389)	2,606,377	30,160,263	251,153,263	17,465,456	—	—
AZL MSCI Emerging Markets Equity Index Fund, Class 2	25,965,885	—	(28,400,038)	(2,649,370)	5,083,523	—	—	—	—

	$493,704,448	$23,981,062	$(63,268,289)	$(1,311,187)	$41,518,956	$494,624,990	42,643,505	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$—	$—	$172,699	$172,699
Private Placements+	—	—	306,560	306,560
Convertible Bond+	—	—	—#	—
Corporate Bonds+	—	—	47,459	47,459
Affiliated Investment Companies	494,624,990	—	—	494,624,990

Total Investment Securities	494,624,990	—	526,718	495,151,708

Other Financial Instruments:*
Futures Contracts	266,981	—	—	266,981

Total Investments	$494,891,971	$—	$526,718	$495,418,689

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#	Represents the interest in securities that were determined to have a value of zero at June 30, 2023.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Global Balanced Index Strategy Fund	$23,981,062	$63,268,289

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2023 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Grand Rounds, Inc., Series C,	2/23/22	$399,608	145,123	$172,696	0.03%

Jawbone,	12/7/19	–	23,389	–	0.00%

Lookout, Inc.,	12/7/19	3,384	5,547	14,422	0.00%

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Lookout, Inc. Preferred Shares, Series F,	12/7/19	$481,995	63,925	$292,137	0.06%

Quintis Pty, Ltd., 7.50%, , 10/1/26, Callable 8/7/23 @ 103.38	12/7/19	52,331	52,331	47,459	0.01%

Quintis Pty, Ltd., , 10/1/28, Callable 8/7/23 @ 98.00	12/7/19	730,672	730,672	–	0.00%

Quintis Pty, Ltd.,	12/7/19	370,915	386,370	3	0.00%

REI Agro, Ltd., Registered Shares, 5.50%, , 12/8/19	12/7/19	–	400,000	–	0.00%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.

8. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

9. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

AZL MVP Global Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $517,224,824. The gross unrealized appreciation/ (depreciation) on a tax basis was as follows:

Unrealized appreciation	$23,626,314
Unrealized (depreciation)	(46,455,819)

Net unrealized appreciation/(depreciation)	$(22,829,505)

As of the end of its tax year ended December 31, 2022, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total

AZL MVP Global Balanced Index Strategy Fund	$5,556,638	$13,165,100	$18,721,738

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Global Balanced Index Strategy Fund	$35,754,717	$8,807,191	$44,561,908

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Global Balanced Index Strategy Fund	$20,387,494	$—	$(18,721,738)	$(22,830,735)	$(21,164,979)

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

10. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund. As of June 30, 2023, the Fund had a controlling interest (in excess of 50%) in the AZL MSCI Global Equity Index Fund, which is affiliated with the Manager.

11. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

12. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,101.60	$0.68	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.15	$0.65	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	53.0%

Fixed Income Fund	23.1

International Equity Fund	18.9

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (53.0%):
10,819,929	AZL Mid Cap Index Fund, Class 2	$225,379,132
37,333,728	AZL S&P 500 Index Fund, Class 2	737,341,135
9,137,895	AZL Small Cap Stock Index Fund, Class 2	110,477,149

		1,073,197,416

Fixed Income Fund (23.1%):
48,301,249	AZL Enhanced Bond Index Fund	467,073,077

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (18.9%):
22,550,610	AZL International Index Fund, Class 2	$384,036,896

Total Affiliated Investment Companies (Cost $1,582,888,247)		1,924,307,389

Total Investment Securities
(Cost $1,582,888,247) — 95.0%		1,924,307,389
Net other assets (liabilities) — 5.0%		100,890,343

Net Assets — 100.0%		$2,025,197,732

Percentages indicated are based on net assets as of June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	336	$75,402,600	$2,340,576

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	222	24,922,969	(244,778)

				$ 2,095,798

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,582,888,247

Investments in affiliates, at value	$1,924,307,389
Deposit at broker for futures contracts collateral	101,070,140
Interest and dividends receivable	360,368
Receivable for affiliated investments sold	1,068,101
Prepaid expenses	8,498

Total Assets	2,026,814,496

Liabilities:
Cash overdraft	1,062,953
Payable for capital shares redeemed	284,855
Payable for variation margin on futures contracts	7,666
Management fees payable	164,839
Administration fees payable	24,539
Custodian fees payable	6,439
Administrative and compliance services fees payable	3,180
Transfer agent fees payable	923
Trustee fees payable	21,031
Other accrued liabilities	40,339

Total Liabilities	1,616,764

Commitments and contingent liabilities^

Net Assets	$2,025,197,732

Net Assets Consist of:
Paid in capital	$1,816,423,587
Total distributable earnings	208,774,145

Net Assets	$2,025,197,732

Shares of beneficial interest (unlimited number of shares authorized, no par value)	147,077,726
Net Asset Value (offering and redemption price per share)	$13.77

^	See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$1,879,148
Dividends from non-affiliates	138,263

Total Investment Income	2,017,411

Expenses:
Management fees	997,609
Administration fees	79,940
Custodian fees	16,864
Administrative and compliance services fees	14,492
Transfer agent fees	3,597
Trustee fees	53,332
Professional fees	46,292
Shareholder reports	22,183
Other expenses	18,329

Total expenses	1,252,638

Net Investment Income/(Loss)	764,773

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	9,332,707
Net realized gains/(losses) on futures contracts	2,487,413
Change in net unrealized appreciation/depreciation on affiliated underlying funds	179,298,339
Change in net unrealized appreciation/depreciation on futures contracts	2,383,877

Net realized and Change in net unrealized gains/losses on investments	193,502,336

Change in Net Assets Resulting From Operations	$194,267,109

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$764,773	$28,875,659
Net realized gains/(losses) on investments	11,820,120	190,216,983
Change in unrealized appreciation/depreciation on investments	181,682,216	(608,819,725)

Change in net assets resulting from operations	194,267,109	(389,727,083)

Distributions to Shareholders:
Distributions	—	(229,168,242)

Change in net assets resulting from distributions to shareholders	—	(229,168,242)

Capital Transactions:
Proceeds from shares issued	1,841,563	4,917,148
Proceeds from dividends reinvested	—	229,168,242
Value of shares redeemed	(153,398,157)	(274,271,436)

Change in net assets resulting from capital transactions	(151,556,594)	(40,186,046)

Change in net assets	42,710,515	(659,081,371)
Net Assets:
Beginning of period	1,982,487,217	2,641,568,588

End of period	$2,025,197,732	$1,982,487,217

Share Transactions:
Shares issued	141,490	320,462
Dividends reinvested	—	19,002,342
Shares redeemed	(11,664,116)	(19,312,786)

Change in shares	(11,522,626)	10,018

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$12.50		$16.66	$15.77	$16.02	$13.99	$15.56

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.19 (a)	0.14 (a)	0.26 (a)	0.26 (a)	0.26
Net Realized and Unrealized Gains/ (Losses) on Investments	1.26		(2.76)	2.36	0.42	2.55	(1.22)

Total from Investment Activities	1.27		(2.57)	2.50	0.68	2.81	(0.96)

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.30)	(0.29)	(0.35)	(0.13)
Net Realized Gains	—		(1.33)	(1.31)	(0.64)	(0.43)	(0.48)

Total Dividends	—		(1.59)	(1.61)	(0.93)	(0.78)	(0.61)

Net Asset Value, End of Period	$13.77		$12.50	$16.66	$15.77	$16.02	$13.99

Total Return(b)	10.16	%(c)	(15.10)%	16.40%	4.73%	20.52%	(6.45)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,025,198		$1,982,487	$2,641,569	$2,578,042	$2,722,348	$2,423,165
Net Investment Income/(Loss)(d)	0.08%		1.32%	0.82%	1.76%	1.67%	1.71%
Expenses Before Reductions*(d)(e)	0.13%		0.12%	0.12%	0.12%	0.12%	0.12%
Expenses Net of Reductions*(d)	0.13%		0.12%	0.12%	0.12%	0.12%	0.12%
Portfolio Turnover Rate	—	(c)(f)	10%	6%	12%	5%	4%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Represents less than 0.5%.

See accompanying notes to the financial statements.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $100.4 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$2,340,576	Payable for variation margin on futures contracts*	$—
Interest Rate Risk
Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	244,778

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$2,747,756	$2,340,427

Interest Rate Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	(260,343)	43,450

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$464,001,120	$1,010,799	$(7,312,911)	$(1,438,701)	$10,812,770	$467,073,077	48,301,249	$—	$—
AZL International Index Fund, Class 2	379,557,841	—	(38,457,956)	3,252,639	39,684,372	384,036,896	22,550,610	—	—
AZL Mid Cap Index Fund, Class 2	216,973,253	—	(10,419,753)	565,482	18,260,150	225,379,132	10,819,929	—	—
AZL S&P 500 Index Fund, Class 2	704,027,251	—	(78,114,870)	6,956,489	104,472,265	737,341,135	37,333,728	—	—
AZL Small Cap Stock Index Fund, Class 2	104,857,311	—	(445,742)	(3,202)	6,068,782	110,477,149	9,137,895	—	—

	$1,869,416,776	$1,010,799	$(134,751,232)	$9,332,707	$179,298,339	$1,924,307,389	128,143,411	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

● Level 1 -	quoted prices in active markets for identical assets
● Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
● Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,924,307,389	$—	$—	$1,924,307,389

Total Investment Securities	1,924,307,389	—	—	1,924,307,389

Other Financial Instruments:*
Futures Contracts	2,095,798	—	—	2,095,798

Total Investments	$1,926,403,187	$—	$—	$1,926,403,187

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Growth Index Strategy Fund	$1,010,799	$134,751,232

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

11

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $1,768,371,746. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:

Unrealized appreciation	$190,814,106
Unrealized (depreciation)	(69,097,699)

Net unrealized appreciation/(depreciation)	$121,716,407

The tax character of dividends paid to shareholders during the year ended December 31, 2022, was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Growth Index Strategy Fund	$121,454,400	$107,713,842	$229,168,242

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/(Deficit)
AZL MVP Growth Index Strategy Fund	$38,506,846	$37,753,362	$—	$121,716,407	$197,976,615

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,

2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® MVP Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition Page 3

Schedule of Portfolio Investments Page 4

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

Statement Regarding the Trust’s Liquidity Risk Management Program Page 14

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,086.10	$0.72	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP Moderate Index Strategy Fund	$1,000.00	$1,024.10	$0.70	0.14%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equity Funds	42.7%
Fixed Income Fund	37.3
International Equity Fund	15.0

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (42.7%):
1,743,420	AZL Mid Cap Index Fund, Class 2	$36,315,431
5,735,120	AZL S&P 500 Index Fund, Class 2	113,268,627
1,458,926	AZL Small Cap Stock Index Fund, Class 2	17,638,421

		167,222,479

Fixed Income Fund (37.3%):
15,068,838	AZL Enhanced Bond Index Fund	145,715,661

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (15.0%):
3,455,028	AZL International Index Fund, Class 2	$58,839,130

Total Affiliated Investment Companies (Cost $338,407,665)		371,777,270

Total Investment Securities
(Cost $338,407,665) — 95.0%		371,777,270
Net other assets (liabilities) — 5.0%		19,410,528

Net Assets — 100.0%		$391,187,798

Percentages indicated are based on net assets as of June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	52	$11,669,450	$362,232
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	69	7,746,328	(75,747)

				$286,485

See accompanying notes to the financial statements.

4

AZL MVP Moderate Index Strategy Fund

Statement of Assets and Liabilities
June 30, 2023
(Unaudited)

Assets:
Investments in affiliates, at cost	$338,407,665

Investments in affiliates, at value	$371,777,270
Deposit at broker for futures contracts collateral	19,520,487
Interest and dividends receivable	69,743
Receivable for affiliated investments sold	81,309
Prepaid expenses	1,722

Total Assets	391,450,531

Liabilities:
Cash overdraft	81,309
Payable for capital shares redeemed	129,841
Management fees payable	31,923
Administration fees payable	6,795
Custodian fees payable	1,289
Administrative and compliance services fees payable	483
Transfer agent fees payable	637
Trustee fees payable	3,208
Other accrued liabilities	7,248

Total Liabilities	262,733

Commitments and contingent liabilities^

Net Assets	$391,187,798

Net Assets Consist of:
Paid in capital	$366,888,456
Total distributable earnings	24,299,342

Net Assets	$391,187,798

Shares of beneficial interest (unlimited number of shares authorized, no par value)	31,013,167

Net Asset Value (offering and redemption price per share)	$12.61

Statement of Operations
For the Six Months Ended June 30, 2023
(Unaudited)

Investment Income:
Interest	$381,158
Dividends from non-affiliates	2,526

Total Investment Income	383,684

Expenses:
Management fees	195,186
Administration fees	37,112
Custodian fees	4,845
Administrative and compliance services fees	3,213
Transfer agent fees	3,562
Trustee fees	11,835
Professional fees	10,259
Shareholder reports	7,490
Other expenses	3,869

Total expenses	277,371

Net Investment Income/(Loss)	106,313

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	1,565,931
Net realized gains/(losses) on futures contracts	880,863
Change in net unrealized appreciation/depreciation on affiliated underlying funds	29,695,732
Change in net unrealized appreciation/depreciation on futures contracts	360,587

Net realized and Change in net unrealized gains/losses on investments	32,503,113

Change in Net Assets Resulting From Operations	$32,609,426

^     See Note 3 in Notes to the Financial Statements.

See accompanying notes to the financial statements.

5

AZL MVP Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$106,313	$5,717,304
Net realized gains/(losses) on investments	2,446,794	25,207,008
Change in unrealized appreciation/depreciation on investments	30,056,319	(109,489,991)

Change in net assets resulting from operations	32,609,426	(78,565,679)

Distributions to Shareholders:
Distributions	—	(45,166,558)

Change in net assets resulting from distributions to shareholders	—	(45,166,558)

Capital Transactions:
Proceeds from shares issued	1,422,858	2,377,791
Proceeds from dividends reinvested	—	45,166,558
Value of shares redeemed	(34,787,856)	(55,840,669)

Change in net assets resulting from capital transactions	(33,364,998)	(8,296,320)

Change in net assets	(755,572)	(132,028,557)
Net Assets:
Beginning of period	391,943,370	523,971,927

End of period	$391,187,798	$391,943,370

Share Transactions:
Shares issued	117,840	173,404
Dividends reinvested	—	4,018,377
Shares redeemed	(2,858,527)	(4,239,959)

Change in shares	(2,740,687)	(48,178)

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL MVP Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$11.61		$15.50	$15.11	$14.96	$13.28	$14.68

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	0.17 (a)	0.12 (a)	0.26 (a)	0.26 (a)	0.26
Net Realized and Unrealized Gains/ (Losses) on Investments	1.00		(2.60)	1.70	0.64	2.17	(1.00)

Total from Investment Activities	1.00		(2.43)	1.82	0.90	2.43	(0.74)

Distributions to Shareholders From:
Net Investment Income	—		(0.28)	(0.30)	(0.27)	(0.32)	(0.13)
Net Realized Gains	—		(1.18)	(1.13)	(0.48)	(0.43)	(0.53)

Total Dividends	—		(1.46)	(1.43)	(0.75)	(0.75)	(0.66)

Net Asset Value, End of Period	$12.61		$11.61	$15.50	$15.11	$14.96	$13.28

Total Return(c)	8.61	%(d)	(15.38)%	12.46%	6.44%	18.64%	(5.26)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$391,188		$391,943	$523,972	$533,854	$534,298	$489,072
Net Investment Income/(Loss)(e)	0.05%		1.31%	0.76%	1.83%	1.77%	1.73%
Expenses Before Reductions*(e)(f)	0.14%		0.13%	0.13%	0.13%	0.13%	0.13%
Expenses Net of Reductions*(e)	0.14%		0.13%	0.13%	0.13%	0.13%	0.13%
Portfolio Turnover Rate	—	(d)(g)	8%	6%	18%	5%	5%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

7

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services–Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate Index Strategy Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

8

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $19.0 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives		Liability Derivatives

Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value

Equity Risk
Futures Contracts	Receivable for variation margin on futures contracts*	$362,232	Payable for variation margin on futures contracts*	$—
Interest Rate Risk
Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	75,747

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$966,237	$362,454
Interest Rate Risk
Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	(85,374)	(1,867)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024.

Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP Moderate Index Strategy Fund	0.10%	0.15%

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

9

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$149,874,048	$—	$(7,201,403)	$(1,388,134)	$4,431,150	$145,715,661	15,068,838	$—	$—
AZL International Index Fund, Class 2	59,272,264	—	(7,086,821)	1,074,700	5,578,987	58,839,130	3,455,028	—	—
AZL Mid Cap Index Fund, Class 2	35,690,028	441,843	(2,912,242)	173,458	2,922,344	36,315,431	1,743,420	—	—
AZL S&P 500 Index Fund, Class 2	111,349,034	—	(15,493,122)	1,692,211	15,720,504	113,268,627	5,735,120	—	—
AZL Small Cap Stock Index Fund, Class 2	17,714,768	113,318	(1,246,108)	13,696	1,042,747	17,638,421	1,458,926	—	—

	$373,900,142	$555,161	$(33,939,696)	$1,565,931	$29,695,732	$371,777,270	27,461,332	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

● Level 1 - quoted prices in active markets for identical assets

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

10

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$371,777,270	$—	$—	$371,777,270

Total Investment Securities	371,777,270	—	—	371,777,270

Other Financial Instruments:*
Futures Contracts	286,485	—	—	286,485

Total Investments	$372,063,755	$—	$—	$372,063,755

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP Moderate Index Strategy Fund	$555,161	$33,939,696

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

11

AZL MVP Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $375,499,065. The gross unrealized appreciation/ (depreciation) on a tax basis was as follows:

Unrealized appreciation	$21,606,021
Unrealized (depreciation)	(22,701,803)

Net unrealized appreciation/(depreciation)	$(1,095,782)

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP Moderate Index Strategy Fund	$23,583,961	$21,582,597	$45,166,558

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MVP Moderate Index Strategy Fund	$7,277,589	$5,115,916	$—	$(1,095,782)	$11,297,723

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Report

June 30, 2023

(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

Statement Regarding the Trust’s Liquidity Risk Management Program

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,105.10	$0.68	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period 1/1/23 - 6/30/23*	Annualized Expense Ratio During Period 1/1/23 - 6/30/23

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$1,000.00	$1,024.15	$0.65	0.13%

*

Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	77.6%

Fixed Income Fund	17.4

Total Investment Securities	95.0

Net other assets (liabilities)	5.0

Net Assets	100.0%

3

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

June 30, 2023

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (77.6%):
$16,443,188	AZL S&P 500 Index Fund, Class 2	$324,752,972
$32,927,909	AZL T. Rowe Price Capital Appreciation Fund	595,336,603

		920,089,575

Shares		Value
Affiliated Investment Companies, continued
Fixed Income Fund (17.4%):
$21,348,099	AZL Enhanced Bond Index Fund	$206,436,122

Total Affiliated Investment Companies (Cost $988,981,225)		1,126,525,697

Total Investment Securities
(Cost $988,981,225) — 95.0%		1,126,525,697
Net other assets (liabilities) — 5.0%		59,069,215

Net Assets — 100.0%		$1,185,594,912

Percentages indicated are based on net assets as of June 30, 2023.

Futures Contracts

At June 30, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/15/23	157	$35,232,763	$1,093,662

U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/20/23	208	23,351,250	(228,790)

				$864,872

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in affiliates, at cost	$988,981,225

Investments in affiliates, at value	$1,126,525,697
Cash	350,968
Deposit at broker for futures contracts collateral	59,235,846
Interest and dividends receivable	211,122
Prepaid expenses	4,970

Total Assets	1,186,328,603

Liabilities:
Payable for affiliated investments purchased	350,968
Payable for capital shares redeemed	237,220
Payable for variation margin on futures contracts	1,867
Management fees payable	96,516
Administration fees payable	13,083
Custodian fees payable	2,599
Administrative and compliance services fees payable	1,509
Transfer agent fees payable	690
Trustee fees payable	9,913
Other accrued liabilities	19,326

Total Liabilities	733,691

Commitments and contingent liabilities^

Net Assets	$1,185,594,912

Net Assets Consist of:
Paid in capital	$1,033,940,693
Total distributable earnings	151,654,219

Net Assets	$1,185,594,912

Shares of beneficial interest (unlimited number of shares authorized, no par value)	95,554,963
Net Asset Value (offering and redemption price per share)	$12.41

^ See Note 3 in Notes to the Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2023

(Unaudited)

Investment Income:
Interest	$1,133,602
Dividends from non-affiliates	23,194

Total Investment Income	1,156,796

Expenses:
Management fees	582,721
Administration fees	56,579
Custodian fees	8,652
Administrative and compliance services fees	8,606
Transfer agent fees	3,416
Trustee fees	31,692
Professional fees	27,534
Shareholder reports	14,170
Other expenses	10,881

Total expenses	744,251

Net Investment Income/(Loss)	412,545

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on affiliated underlying funds	(5,197,891)
Net realized gains/(losses) on futures contracts	193,418
Change in net unrealized appreciation/depreciation on affiliated underlying funds	120,787,678
Change in net unrealized appreciation/depreciation on futures contracts	1,139,047

Net realized and Change in net unrealized gains/losses on investments	116,922,252

Change in Net Assets Resulting From Operations	$117,334,797

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023	For the Year Ended December 31, 2022
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$412,545	$10,681,859
Net realized gains/(losses) on investments	(5,004,473)	134,665,669
Change in unrealized appreciation/depreciation on investments	121,926,725	(343,676,062)

Change in net assets resulting from operations	117,334,797	(198,328,534)

Distributions to Shareholders:
Distributions	—	(163,081,942)

Change in net assets resulting from distributions to shareholders	—	(163,081,942)

Capital Transactions:
Proceeds from shares issued	2,554,323	9,252,790
Proceeds from dividends reinvested	—	163,081,942
Value of shares redeemed	(86,628,060)	(136,568,768)

Change in net assets resulting from capital transactions	(84,073,737)	35,765,964

Change in net assets	33,261,060	(325,644,512)
Net Assets:
Beginning of period	1,152,333,852	1,477,978,364

End of period	$1,185,594,912	$1,152,333,852

Share Transactions:
Shares issued	214,134	697,803
Dividends reinvested	—	14,678,843
Shares redeemed	(7,315,759)	(10,374,116)

Change in shares	(7,101,625)	5,002,530

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the financial statements.

6

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$11.23		$15.13	$14.07	$13.85	$11.96	$12.71

Investment Activities:
Net Investment Income/(Loss)	—	(a)(b)	0.11 (a)	0.12 (a)	0.19 (a)	0.25 (a)	0.16
Net Realized and Unrealized Gains/ (Losses) on Investments	1.18		(2.21)	2.21	0.87	2.27	(0.34)

Total from Investment Activities	1.18		(2.10)	2.33	1.06	2.52	(0.18)

Distributions to Shareholders From:
Net Investment Income	—		(1.02)	(0.55)	(0.39)	(0.25)	(0.13)
Net Realized Gains	—		(0.78)	(0.72)	(0.45)	(0.38)	(0.44)

Total Dividends	—		(1.80)	(1.27)	(0.84)	(0.63)	(0.57)

Net Asset Value, End of Period	$12.41		$11.23	$15.13	$14.07	$13.85	$11.96

Total Return(c)	10.51	%(d)	(13.71)%	17.04%	8.02%	21.39%	(1.67)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period (000’s)	$1,185,595		$1,152,334	$1,477,978	$1,372,669	$1,325,661	$1,083,375
Net Investment Income/(Loss)(e)	0.07%		0.85%	0.78%	1.41%	1.90%	1.27%
Expenses Before Reductions*(e)(f)	0.13%		0.12%	0.12%	0.12%	0.12%	0.12%
Expenses Net of Reductions*(e)	0.13%		0.12%	0.12%	0.12%	0.12%	0.12%
Portfolio Turnover Rate	—	(d)(g)	10%	10%	10%	5%	5%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

7

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies”. The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”), and 8 are presented in separate reports. The Fund is a diversified series of the Trust.

The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2023, the Fund did not engage in any Rule 17a-7 transactions.

8

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2023, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2023, the monthly average notional amount for long contracts was $57.4 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:

	Asset Derivatives			Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Value	Statement of Assets and Liabilities Location	Total Value
Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$1,093,662	Payable for variation margin on futures contracts*	$—
Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	228,790

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2023:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	$456,927	$1,125,187
Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/ depreciation on futures contracts	(263,509)	13,860

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2024. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”

For the period ended June 30, 2023, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	0.10%	0.15%

Any amounts contractually waived or remitted to the Fund by the Manager with respect to the annual expense limit in a particular fiscal year may be reimbursed by the Fund to the Manager, provided that such reimbursement will not cause the Fund to exceed the lesser of any applicable expense limit in effect (i) at the time of the original waiver or payment and (ii) at the time of such reimbursement, as supported by standard accounting practices. Such reimbursement only applies to amounts waived or paid by the Manager within the three years prior to the date of such reimbursement, calculated monthly from when the waiver or payment was recorded. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2023, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.

9

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/ reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable. During the period ended June 30, 2023, there were no such waivers.

The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2023, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2023 is as follows:

	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Losses)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/23	Shares as of 06/30/23	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$202,148,827	$235,982	$—	$—	$4,051,313	$206,436,122	21,348,099	$—	$—
AZL S&P 500 Index Fund, Class 2	310,293,240	—	(34,616,742)	5,231,299	43,845,175	324,752,972	16,443,188	—	—
AZL T. Rowe Price Capital
Appreciation Fund	580,347,796	—	(47,473,195)	(10,429,188)	72,891,190	595,336,603	32,927,909	—	—

	$1,092,789,863	$235,982	$(82,089,937)	$(5,197,889)	$120,787,678	$1,126,525,697	70,719,196	$—	$—

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 - quoted prices in active markets for identical assets

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

10

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2023 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Affiliated Investment Companies	$1,126,525,697	$—	$—	$1,126,525,697

Total Investment Securities	1,126,525,697	—	—	1,126,525,697

Other Financial Instruments:*
Futures Contracts	864,872	—	—	864,872

Total Investments	$1,127,390,569	$—	$—	$1,127,390,569

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally presented in the financial statements at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2023, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$235,982	$82,089,937

6. Investment Risks

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.

Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

Market Risk: The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.

Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.

7. Coronavirus (COVID-19) Pandemic

The global outbreak of the COVID-19 strain of the coronavirus has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objective(s).

11

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Notes to the Financial Statements

June 30, 2023 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2022 was $319,368,454. The gross unrealized appreciation/ (depreciation) on a tax basis was as follows:

Unrealized appreciation	$47,397,173
Unrealized (depreciation)	(36,267,952)

Net unrealized appreciation/(depreciation)	$11,129,221

As of the end of its tax year ended December 31, 2022, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$12,754,208	$–	$12,754,208

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

The tax character of dividends paid to shareholders during the year ended December 31, 2022 was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$116,758,976	$46,322,966	$163,081,942

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2022, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/(Deficit)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$91,615,824	$—	$(12,754,208)	$11,129,221	$89,990,837

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2023, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.

10. Recent Regulatory Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24,

2024. Management is currently evaluating the effect of these amendments on the shareholder reports for the Fund.

11. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund are available without charge on the Commission’s website at http://www.sec.gov, or may be obtained by calling 800-624-0197.

13

Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the Allianz Variable Insurance Products Trust, but not the AZL Government Money Market Fund, and of the Allianz Variable Insurance Products Fund of Funds Trust (each a “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (together, the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 21, 2023, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2022, through December 31, 2022 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report, and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility and net redemptions.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, no Fund maintained a designated HLIM; each Fund primarily holds assets which are highly liquid investments, and, therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program.

The Funds that engage in or reserve the right to redeem in kind have adopted policies and procedures regarding in-kind redemptions as required by the Liquidity Rule.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

14

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0623 08/23

Item 2. Code of Ethics.

Not applicable—only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable—only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable—only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable—only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are furnished herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 23, 2023

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date	August 23, 2023